Affirmations - ETC	1 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024
Institution | Equity
Affirmations
Confirmations Affirmed Trade Date Percent	94.96%	93.90%	93.88%	94.39%	94.18%	93.68%	92.80%	80.20%	73.42%	0.00%	0.00%	0.00%
Allocations and Confirmations Matched and Confirmed Percent	97.06%	96.81%	96.87%	96.81%	97.04%	96.87%	96.43%	91.20%	86.05%	0.00%	0.00%	0.00%
Institution | Debt
Affirmations
Confirmations Affirmed Trade Date Percent	83.34%	80.69%	81.74%	78.47%	79.85%	78.47%	78.25%	69.32%	63.51%	0.00%	0.00%	0.00%
Allocations and Confirmations Matched and Confirmed Percent	85.82%	83.83%	84.23%	81.01%	83.11%	81.90%	81.26%	72.86%	67.74%	0.00%	0.00%	0.00%
Prime Broker | Equity
Affirmations
Confirmations Affirmed Trade Date Percent	98.57%	98.70%	98.59%	98.24%	98.73%	98.88%	98.78%	97.29%	93.02%	0.00%	0.00%	0.00%
Prime Broker | Debt
Affirmations
Confirmations Affirmed Trade Date Percent	91.84%	91.34%	91.10%	88.69%	91.87%	91.12%	88.95%	82.08%	78.47%	0.00%	0.00%	0.00%